VGOF-P36 11/24

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 20, 2024 TO THE

PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Ameriprise Financial disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

AMERIPRISE FINANCIAL

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•	Transaction size breakpoints, as described in this Prospectus or the SAI.

•	Rights of accumulation (ROA), as described in this Prospectus or the SAI.

•	Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•

Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•

Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•	Redemptions due to death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI.

•	Redemptions made in connection with a return of excess contributions from an IRA account.

•	Shares purchased through a Right of Reinstatement (as defined above).

•	Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2024
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 31, 2024
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2024
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2024
ClearBridge Global Infrastructure Income Fund	January 31, 2024
ClearBridge International Growth Fund	March 1, 2024
ClearBridge Small Cap Fund	March 1, 2024
ClearBridge Value Fund	March 1, 2024
Franklin International Equity Fund	January 31, 2024
Franklin U.S. Small Cap Equity Fund	May 1, 2024
Martin Currie Emerging Markets Fund	January 31, 2024

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	July 1, 2024
Western Asset Corporate Bond Fund	May 1, 2024
Western Asset Income Fund	December 1, 2023
Western Asset Intermediate Maturity California Municipals Fund	April 1, 2024
Western Asset Intermediate Maturity New York Municipals Fund	April 1, 2024
Western Asset Intermediate-Term Municipals Fund	August 1, 2024
Western Asset Managed Municipals Fund	July 1, 2024
Western Asset Massachusetts Municipals Fund	April 1, 2024
Western Asset Mortgage Total Return Fund	May 1, 2024
Western Asset Municipal High Income Fund	December 1, 2023
Western Asset New Jersey Municipals Fund	August 1, 2024
Western Asset New York Municipals Fund	August 1, 2024
Western Asset Oregon Municipals Fund	September 1, 2024
Western Asset Pennsylvania Municipals Fund	August 1, 2024
Western Asset Short Duration High Income Fund	December 1, 2023
Western Asset Short Duration Municipal Income Fund	July 1, 2024
Western Asset Short-Term Bond Fund	May 1, 2024
Western Asset Ultra-Short Income Fund	October 1, 2024

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2024
BrandywineGLOBAL – High Yield Fund	May 1, 2024
ClearBridge Appreciation Fund	March 1, 2024
ClearBridge Dividend Strategy Fund	May 1, 2024
ClearBridge Growth Fund	December 29, 2023
ClearBridge International Value Fund	March 1, 2024
ClearBridge Large Cap Growth Fund	April 1, 2024
ClearBridge Large Cap Value Fund	March 1, 2024
ClearBridge Mid Cap Fund	March 1, 2024
ClearBridge Mid Cap Growth Fund	March 1, 2024
ClearBridge Select Fund	March 1, 2024
ClearBridge Small Cap Growth Fund	March 1, 2024

Fund	Date of Prospectus
ClearBridge Sustainability Leaders Fund	March 1, 2024
ClearBridge Tactical Dividend Income Fund	March 1, 2024
Franklin Global Equity Fund	March 1, 2024
Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024
Franklin U.S. Large Cap Equity Fund	April 1, 2024

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2024
Western Asset Core Plus Bond Fund	May 1, 2024
Western Asset High Yield Fund	October 1, 2024
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2024
Western Asset Intermediate Bond Fund	October 1, 2024
Western Asset Total Return Unconstrained Fund	October 1, 2024

Please retain this supplement for future reference.

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